Northern Lights Fund Trust III

Good Harbor Tactical Core US Fund

Incorporated herein by reference is the supplement to the Prospectus for the Good Harbor Tactical Core US Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 24, 2018, (SEC Accession 0001580642-18-003485).